SCHEDULE OF RIGHT OF USE ASSETS AND LEASE LIABILITY (Details) - USD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Leases
Right-of-use assets, balance as at the beginning of the year	$ 98,579	$ 30,099
Derecognition of right of use asset	(97,553)	27,069
Impact of Foreign exchange	(1,026)	(1,030)
Right-of-use assets, balance as at the end of the year		98,579
Depreciation of early terminated lease		(4,060)
Early Termination write off	97,553	(27,069)
Impact of Foreign exchange	1,026	1,030
Additions		104,377
Depreciation of new lease		(5,799)
Lease Liabilities, balance as at the beginning of the year	98,760	31,689
Interest expense		740
Lease payments		(4,542)
Impact of foreign exchange	(1,207)
Derecognition of lease liability	(97,553)
Early Termination write off		(27,887)
Additions		104,378
Interest expense		382
Lease payments		(6,000)
Lease Liabilities, balance as at the beginning of the year		$ 98,760